Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.0%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	3,627	$ 4,929
International Equity Funds - 14.8%
Transamerica Emerging Markets Equity, Class I2 (B)	1,378,628	17,798,089
Transamerica International Equity, Class I2 (B)	2,236,711	64,730,419
Transamerica International Focus, Class I2 (B)	1,882,855	13,236,469
Transamerica International Small Cap Value, Class I2 (B)	179,416	3,489,647
Transamerica International Stock, Class I2 (B)	3,867,866	64,399,967
		163,654,591
International Fixed Income Funds - 2.7%
Transamerica Emerging Markets Debt, Class I2 (B)	2,969,382	29,278,107
Transamerica Emerging Markets Debt, Class R6 (B)	48,522	479,886
		29,757,993
U.S. Equity Funds - 36.1%
Transamerica Capital Growth, Class I2 (A)(B)	1,190,927	14,779,409
Transamerica Large Cap Value, Class I2 (B)	8,120,359	159,565,061
Transamerica Mid Cap Growth, Class I2 (B)	856,324	8,032,319
Transamerica Mid Cap Value Opportunities, Class I2 (B)	730,135	7,914,663
Transamerica Small Cap Growth, Class I2 (B)	732,443	4,072,380
Transamerica Small Cap Value, Class I2 (B)	912,971	5,879,532
Transamerica Sustainable Equity Income, Class I2 (B)	1,887,265	19,608,682
Transamerica US Growth, Class I2 (B)	5,063,474	178,234,294
Transamerica US Growth, Class R6 (B)	6,991	246,014
		398,332,354
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 42.2%
Transamerica Bond, Class I2 (B)	12,459,719	$ 98,805,572
Transamerica Core Bond, Class I2 (B)	34,458,604	290,141,446
Transamerica Floating Rate, Class I2 (B)	1,277,605	11,089,613
Transamerica High Yield Bond, Class I2 (B)	83,266	670,289
Transamerica High Yield Bond, Class R6 (B)	116,368	935,600
Transamerica Inflation Opportunities, Class I2 (B)	4,443,863	43,238,789
Transamerica Long Credit, Class I2 (B)	2,370,588	21,121,933
Transamerica Short-Term Bond, Class I2 (B)	998	9,772
		466,013,014
U.S. Mixed Allocation Fund - 1.2%
Transamerica Energy Infrastructure, Class I2 (B)	1,218,617	13,148,873
Total Investment Companies (Cost $855,444,530)		1,070,911,754
EXCHANGE-TRADED FUNDS - 2.0%
U.S. Equity Funds - 1.1%
State Street Health Care Select Sector SPDR ETF (E)	7,250	1,178,488
Transamerica Large Value Active ETF (B)(F)	382,054	10,995,017
		12,173,505
U.S. Fixed Income Fund - 0.9%
Transamerica Bond Active ETF (B)(F)	397,541	9,763,885
Total Exchange-Traded Funds (Cost $21,171,220)		21,937,390
Total Investments (Cost $876,615,750)		1,092,849,144
Net Other Assets (Liabilities) - 1.0%		11,506,018
Net Assets - 100.0%		$ 1,104,355,162
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	549	09/21/2026	$59,871,599	$59,292,000	$—	$(579,599)
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,070,906,825	$—	$—	$1,070,906,825
Exchange-Traded Funds	21,937,390	—	—	21,937,390
Total	$1,092,844,215	$—	$—	$1,092,844,215
Investment Companies Measured at Net Asset Value (C)				4,929
Total Investments				$1,092,849,144
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(579,599)	$—	$—	$(579,599)
Total Other Financial Instruments	$(579,599)	$—	$—	$(579,599)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2026	Shares as of July 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Bond Active ETF	$—	$10,103,964	$—	$—	$(340,079)	$9,763,885	397,541	$206,852	$—
Transamerica Bond, Class I2	105,012,380	18,569,704	(21,500,000)	(1,967,983)	(1,308,529)	98,805,572	12,459,719	3,569,586	—
Transamerica Bond, Class R6	5,299,201	28,266	(5,347,004)	177,219	(157,682)	—	—	30,457	—
Transamerica Capital Growth, Class I2	18,137,825	—	—	—	(3,358,416)	14,779,409	1,190,927	—	—
Transamerica Capital Growth, Class R6	251,431	—	(201,739)	50,352	(100,044)	—	—	—	—
Transamerica Core Bond, Class I2	288,459,140	27,203,107	(15,700,000)	(1,104,208)	(8,716,593)	290,141,446	34,458,604	9,203,107	—
Transamerica Emerging Markets Debt, Class I2	27,370,251	1,402,061	—	—	505,795	29,278,107	2,969,382	1,402,061	—
Transamerica Emerging Markets Debt, Class R6	3,379,669	104,397	(3,000,000)	(32,666)	28,486	479,886	48,522	104,397	—
Transamerica Emerging Markets Equity, Class I2	17,972,910	183,893	(3,500,000)	646,650	2,494,636	17,798,089	1,378,628	183,893	—
Transamerica Emerging Markets Equity, Class R6	256,547	2,587	(296,452)	104,071	(66,753)	—	—	2,587	—
Transamerica Energy Infrastructure, Class I2	10,040,276	220,403	—	—	2,888,194	13,148,873	1,218,617	381,683	—
Transamerica Floating Rate, Class I2	10,754,703	580,848	—	—	(245,938)	11,089,613	1,277,605	580,848	—
Transamerica Global Allocation Liquidating Trust	4,588	—	—	—	341	4,929	3,627	—	—
Transamerica High Yield Bond, Class I2	652,570	34,871	—	—	(17,152)	670,289	83,266	34,871	—
Transamerica High Yield Bond, Class R6	5,381,040	73,194	(4,500,000)	(187,723)	169,089	935,600	116,368	73,194	—
Transamerica Inflation Opportunities, Class I2	39,480,949	4,556,814	—	—	(798,974)	43,238,789	4,443,863	856,814	—
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2026	Shares as of July 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica International Equity, Class I2	$59,022,386	$4,489,082	$(7,200,000)	$1,653,411	$6,765,540	$64,730,419	2,236,711	$2,319,679	$2,169,403
Transamerica International Focus, Class I2	17,751,661	231,683	(3,900,000)	(838,125)	(8,750)	13,236,469	1,882,855	92,821	138,862
Transamerica International Focus, Class R6	233,349	3,009	(233,602)	19,586	(22,342)	—	—	1,194	1,815
Transamerica International Small Cap Value, Class I2	5,185,728	231,546	(2,300,000)	632,942	(260,569)	3,489,647	179,416	218,502	13,044
Transamerica International Stock, Class I2	58,314,077	1,677,474	(3,600,000)	997,983	7,010,433	64,399,967	3,867,866	1,148,394	529,080
Transamerica International Stock, Class R6	226,001	6,495	(257,829)	76,881	(51,548)	—	—	4,445	2,050
Transamerica Large Cap Value, Class I2	184,021,304	6,604,207	(57,200,000)	11,173,975	14,965,575	159,565,061	8,120,359	1,105,736	5,498,471
Transamerica Large Cap Value, Class R6	259,516	8,634	(283,605)	62,585	(47,130)	—	—	674	7,960
Transamerica Large Value Active ETF	—	10,097,442	—	—	897,575	10,995,017	382,054	47,596	—
Transamerica Long Credit, Class I2	22,928,044	869,823	(1,000,000)	(25,096)	(1,650,838)	21,121,933	2,370,588	869,823	—
Transamerica Mid Cap Growth, Class I2	7,766,741	1,473,610	—	—	(1,208,032)	8,032,319	856,324	513,987	959,623
Transamerica Mid Cap Growth, Class R6	196,742	37,395	(190,147)	5,239	(49,229)	—	—	13,043	24,352
Transamerica Mid Cap Value Opportunities, Class I2	7,024,250	1,087,423	—	—	(197,010)	7,914,663	730,135	197,995	889,428
Transamerica Mid Cap Value Opportunities, Class R6	273,457	41,812	(300,874)	3,039	(17,434)	—	—	7,609	34,203
Transamerica Short-Term Bond, Class I2	9,585	305	—	—	(118)	9,772	998	305	—
Transamerica Small Cap Growth, Class I2	3,940,604	502,619	—	—	(370,843)	4,072,380	732,443	—	502,619
Transamerica Small Cap Growth, Class R6	336,777	42,955	(342,712)	(68,486)	31,466	—	—	—	42,955
Transamerica Small Cap Value, Class I2	4,453,570	240,960	—	—	1,185,002	5,879,532	912,971	68,016	172,944
Transamerica Small Cap Value, Class R6	312,333	16,640	(369,445)	57,591	(17,119)	—	—	4,697	11,943
Transamerica Sustainable Equity Income, Class I2	15,907,914	164,490	—	—	3,536,278	19,608,682	1,887,265	164,491	—
Transamerica US Growth, Class I2	192,862,949	26,585,620	(34,900,000)	3,862,049	(10,176,324)	178,234,294	5,063,474	—	7,585,620
Transamerica US Growth, Class R6	245,254	9,830	—	—	(9,070)	246,014	6,991	—	9,830
Total	$1,113,725,722	$117,487,163	$(166,123,409)	$15,299,286	$11,281,894	$1,091,670,656	89,277,119	$23,409,357	$18,594,202

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At July 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$4,929	0.0%*
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(F)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Moderate Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption,
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds